STOCKHOLDERS’ EQUITY (Tables)	6 Months Ended
Jun. 30, 2021
Equity [Abstract]
SCHEDULE OF COMMON STOCK WARRANT ACTIVITY

The following table summarizes the common stock warrant activity for the six months ended June 30, 2021:

Balance at January 1, 2021	21,924,307
Issuances	11,850,000
Exercises	(31,859)
Balance at June 30, 2021	33,742,448